Accounts Receivable and Other - Components of Trade Accounts Receivable, Net (Detail) - USD ($) $ in Thousands		Mar. 31, 2023	Mar. 31, 2022
Receivables [Abstract]
Trade accounts receivable, gross		$ 458,218	$ 437,557
Reserves for sales deductions:
Chargebacks		(142,043)	(111,308)
Other sales deductions		(64,218)	(52,343)
Customer rebates		(22,567)	(10,708)
Allowance for doubtful accounts	[1]	(27,130)	(16,226)
Trade accounts receivable, net		$ 202,260	$ 246,972

[1]	See Note 2.g for details relating to allowances for doubtful accounts.